MASTER TRUST - Net Assets (Details) - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Master Trust Balances
EBP, Master Trust [Line Items]
Investments at fair value	$ 1,272,989	$ 1,214,897
Investments at contract value	72,335	80,822
Total net assets	1,345,324	1,295,719
Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	188,455	499,377
Master Trust Balances | Common collective trusts
EBP, Master Trust [Line Items]
Investments at fair value	1,080,737	707,992
Master Trust Balances | Unisys Common Stock Fund
EBP, Master Trust [Line Items]
Investments at fair value	3,797	7,528
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Investments at fair value	1,272,986	1,214,894
Investments at contract value	72,335	80,822
Total net assets	1,345,321	1,295,716
Plan's Interest in Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	188,455	499,377
Plan's Interest in Master Trust Balances | Common collective trusts
EBP, Master Trust [Line Items]
Investments at fair value	1,080,735	707,990
Plan's Interest in Master Trust Balances | Unisys Common Stock Fund
EBP, Master Trust [Line Items]
Investments at fair value	$ 3,796	$ 7,527